CRITICAL JUDGEMENTS AND ESTIMATED UNCERTAINTIES (Details) - USD ($) $ in Millions			12 Months Ended
	Dec. 17, 2020	Jun. 16, 2014	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss			$ (1,922.7)
Reversal/(Impairment) of non-operating mining properties			1,707.8	$ 0.0
Property, plant and equipment			4,995.7	6,775.2
Inventory write-down			2.1	1.6
Impairment Loss (Reversal Of Impairment Loss) Recognised In Profit Or Loss, Operating Mines And Goodwill			$ (214.9)	0.0
MARA Project | Yamana
Disclosure of impairment loss and reversal of impairment loss [line items]
Proportion of ownership interest in subsidiary	56.25%
MARA Project | Glencore
Disclosure of impairment loss and reversal of impairment loss [line items]
Proportion of ownership interest in subsidiary	25.00%		43.75%
Capitalized stripping costs
Disclosure of impairment loss and reversal of impairment loss [line items]
Property, plant and equipment			$ 38.8	39.4
Accumulated depreciation
Disclosure of impairment loss and reversal of impairment loss [line items]
Property, plant and equipment			$ (8,721.9)	$ (6,425.2)	$ (5,996.7)
Canadian Malartic
Disclosure of impairment loss and reversal of impairment loss [line items]
Proportion of ownership interest in joint operation		50.00%	50.00%	50.00%